Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets
Schedule of Goodwill

	Goodwill
	North America (1)	Europe (2)	Total
	(In thousands)
Balance as of January 1, 2014
Gross balance	$291,731	$162,763	$454,494
Accumulated impairment loss	—	(50,003)	(50,003)
	$291,731	$112,760	$404,491

Acquisitions	108,932	15,461	124,393
Purchase price adjustments	(1,493)	(7,779)	(9,272)
Foreign currency translation adjustments	(193)	(7,456)	(7,649)

Balance as of December 31, 2014:
Gross balance	$398,977	$162,989	$561,966
Accumulated impairment loss	—	(50,003)	(50,003)
	$398,977	$112,986	$511,963

Acquisitions	52,719	—	52,719
Divestitures	—	(13,995)	(13,995)
Purchase price adjustments	1,051	1,204	2,255
Foreign currency translation adjustments	(438)	(3,568)	(4,006)

Balance as of December 31, 2015:
Gross balance	$452,309	$146,630	$598,939
Accumulated impairment loss	—	(50,003)	(50,003)
	$452,309	$96,627	$548,936

(1)	The North America segment is comprised of the Company’s ATM operations in the U.S., Canada, Mexico, and Puerto Rico.
(2)	The Europe segment is comprised of the Company’s ATM operations in the U.K., Germany, Poland, and its ATM advertising business.

Summary Of Net Carrying Amounts Of Intangible Assets With Indefinite Lives

	Trade Name: indefinite-lived
	North America (1)	Europe (2)	Corporate & Other (3)	Total
	(In thousands)
Balance as of January 1, 2014	$200	$560	$—	$760
Foreign currency translation adjustments	—	(32)	—	(32)
Balance as of December 31, 2014	$200	$528	$—	$728
Acquisitions	—	—	1,615	1,615
Foreign currency translation adjustments	—	(27)	—	(27)
Balance as of December 31, 2015	$200	$501	$1,615	$2,316

(1)	The North America segment is comprised of the Company’s ATM operations in the U.S., Canada, Mexico, and Puerto Rico.
(2)	The Europe segment is comprised of the Company’s ATM operations in the U.K., Germany, Poland, and its ATM adversiting business.
(3)	The Corporate & Other segment is comprised of the Company’s transaction processing activities and the Company's corporate general and administrative functions.

Summary Of Intangible Assets Subject To Amortization

	December 31, 2015			December 31, 2014
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
	(In thousands)			(In thousands)
Customer and branding contracts/relationships	$350,211	$(219,498)	$130,713	$338,830	$(186,185)	$152,645
Deferred financing costs	16,521	(8,009)	8,512	16,127	(5,851)	10,276
Non-compete agreements	4,454	(3,935)	519	4,568	(3,374)	1,194
Technology	10,751	(3,750)	7,001	2,803	(2,025)	778
Trade name: definite-lived	11,646	(2,859)	8,787	13,702	(1,783)	11,919
Total	$393,583	$(238,051)	$155,532	$376,030	$(199,218)	$176,812

Schedule of Acquired Intangible Assets

	Amount Acquired in 2015	Weighted Average Amortization Period
	(In thousands)
Customer and branding contracts/relationships	$16,866	5.3	years
Technology	7,800	8.0	years
Trade name: indefinite-lived	1,700	10.0	years
Total	$26,366

Schedule of Finite-Lived Intangible Assets Future Amortization Expense

2016	$37,692
2017	33,156
2018	28,176
2019	24,475
2020	16,729
Thereafter	15,304
Total	$155,532